17. Loans and financing (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Financing
Schedule of breakdown of and changes in short and long-term debt

The breakdown of and changes in short and long-term loans and financing are as follows:

			2019										2020
	Maturity	Interest Rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and premium	Current	Non-current	Total
In R$:
Working capital – Lines of credit (a)	10/2025	6.48%	-	-	-	704,172	-	(450,532)	20,261	(17,011)	-	-	239,615	17,275	256,890
Debentures VII (b)	03/2022	3.41% (3)	289,423	289,302	578,725	-	-	-	25,936	(23,638)	-	6,065	440,918	146,170	587,088

In US$:
Term loan B (c)	08/2020	6.50%	1,229,600	-	1,229,600	-	-	(1,641,390)	65,382	(97,632)	437,942	6,098	-	-	-
Import financing (d)	06/2021	5.63%	663,979	-	663,979	25,974	-	(103,238)	41,326	(45,856)	201,474	-	783,659	-	783,659
Secured funding (e)	12/2021	9.50%	-	-	-	1,367,825	-	(833,171)	36,749	(36,366)	(50,924)	-	484,113	-	484,113
Senior notes 2022 (f)	01/2022	8.88%	12,102	313,267	325,369	-	-	(405,878)	7,052	(20,695)	92,730	1,422	-	-	-
Financing with Ex-lm Bank collateral (g)	12/2022	0.92%	180,812	76,395	257,207	124,074	-	(216,829)	5,488	(4,469)	71,877	7,396	194,786	49,958	244,744
ESN (1) (h)	07/2024	3.75%	29,443	1,753,526	1,782,969	-	(374,994)	-	178,414	(75,486)	424,327	(416)	37,960	1,896,854	1,934,814
Spare engine facility (i)	09/2024	2.56%	17,551	201,084	218,635	-	-	(63,482)	8,957	(9,282)	64,670	282	22,771	197,009	219,780
Senior notes 2025 (j)	01/2025	7.00%	75,587	2,548,472	2,624,059	37,322	-	-	235,588	(215,506)	751,423	5,951	98,521	3,340,316	3,438,837
Secured notes 2026 (k)	06/2026	8.00%	-	-	-	952,509	-	-	1,828	-	20	1,293	1,848	953,802	955,650
Loan facility (l)	03/2028	4.73%	31,727	150,821	182,548	59,949	-	(33,719)	11,974	(8,969)	53,681	237	32,566	233,135	265,701
Perpetual bonds (2) (m)	-	8.75%	12,815	533,935	546,750	99,135	-	-	60,035	(60,117)	159,887	-	16,522	789,168	805,690
Total			2,543,039	5,866,802	8,409,841	3,370,960	(374,994)	(3,748,239)	698,990	(615,027)	2,207,107	28,328	2,353,279	7,623,687	9,976,966

(1)       Exchangeable Senior Notes see Note 33.2.

(2)       It includes the elimination of related parties, considering securities of this issue, carried out by Gol Finance, held by GLA on December 31, 2020, totaling R$10,609 (R$86,393 on December 31, 2019).

(3)       During the fiscal year ended on December 31, 2020, after Split there was division into three series: Series 1 with a CDI rate of 120%; Series 2 with CDI rate + 5.40% and Series 3 with CDI rate + 3.50%.

(a)  Issuance of transactions with the purpose maintaining and managing the Company's working capital.

(b)  Issuance of 88,750 debentures by GLA on October 22, 2018 for early settlement of the Debentures VI.

(c)   Term Loan raised by Gol Finance on August 31, 2016 for aircraft purchases and bank repayment of loans, with backstop guarantee from Delta Airlines.

(d)  Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a.

(e)  Backed financing raised by the subsidiary Gol Finance on August 31, 2020, with Delta Airlines, backed by Smiles’ shares and other assets, maturing on December 30, 2021.

(f)   Issuance of Senior Notes 2022 by the subsidiary Gol Finance on September 24, 2014, to renegotiate the Company's indebtedness.

(g)   Financing to perform engine maintenance services with Ex-Im Bank guarantee with an average rate of 0.81% p.a., in four transactions, with three transaction maturing in 2021 and one transaction maturing in 2022.

(h)  Issuance of Exchangeable Senior Notes (“ESN”) by the subsidiary Gol Finance in March, April and July 2019, totaling US$425 million maturing in 2024.

(i)   Loan backed by the Company's own engines, maturing in 2024.

(j)   Issuance of Senior Notes 2025 by the subsidiary Gol Finance on December 11, 2017 and February 2, 2018, to repurchase Senior Notes and general purposes of the Company.

(k)   Issuance of Secured Notes 2026 by the subsidiary Gol Finance on December 23, 2020 totaling US$200 million, maturing in 2026.

(l)   Loans with a guarantee of 5 engines in total, made on June 28, 2018. The contracted rates vary between Libor 6m + 2.35% p.a. until Libor 6m + 4.25% p.a.

(m)  Issuance of Perpetual Notes by Gol Finance on April 5, 2006 to finance aircraft purchase.

Schedule of working capital lines of credit

These transactions have as purpose maintaining and managing the company's working capital. Information on such financing is presented below:

Date -	Amount	Interest	Date -
Transaction	(R$ thousand)	Rate (p.a.)	Maturity
New Funding
April 20, 2020	21,195	8.52%	July 20, 2020
April 20, 2020	72,000	10.03%	July 20, 2020
April 20, 2020	94,830	8.99%	August 18, 2020
May 8, 2020	147,871	CDI + 6.9%	August 7, 2020
May 11, 2020	10,013	8.60%	August 10, 2020
May 13, 2020	24,000	CDI + 8%	March 12, 2021
May 15, 2020	254,468	CDI + 2.5%	November 9, 2020
October 7, 2020	59,795	8.58%	December 7, 2020
October 23, 2020	10,000	6.90%	October 23, 2025
November 26, 2020	10,000	10.69%	May 19, 2023
Total	704,172
Renegotiations
April 20, 2020	94,830	8.99%	August 18, 2020
May 8, 2020	105,903	CDI + 6.9%	August 7, 2020
June 18, 2020	21,195	8.52%	August 20, 2020
July 7, 2020	110,903	CDI + 6.9%	August 7, 2020
July 20, 2020	50,000	10.03%	November 17, 2020
August 7, 2020	44,361	CDI + 6.9%	November 5, 2020
August 10, 2020	10,013	8.60%	September 30, 2020
August 18, 2020	94,830	8.99%	September 30, 2020
August 31, 2020	114,666	CDI + 2.50%	March 15, 2021
September 2, 2020	37,640	10.03%	December 1, 2020
September 30, 2020	94,830	8.99%	December 15, 2020
September 30, 2020	10,013	8.60%	December 15, 2020
December 7, 2020	59,795	8.58%	March 5, 2021
December 15, 2020	94,830	8.99%	March 15, 2021
December 15, 2020	10,013	8.60%	March 15, 2021
Total	953,822

Schedule of import financing

Which are part of a credit line maintained by GLA for engine maintenance, import financing in order to purchase spare parts and aircraft equipment. Information on such financing is presented below:

Date -	Amount		Interest	Date -
Transaction	(US$ thousand)	(R$ thousand)	Rate (p.a.)	Maturity
New Funding
February 19, 2020	5,920	25,974	4.07%	February 13, 2021

Renegotiations
January 2, 2020	4,335	18,508	5.79%	June 30, 2020
January 14, 2020	4,571	19,516	6.22%	May 13, 2020
January 17, 2020	6,455	27,560	5.71%	July 15, 2020
January 21, 2020	8,595	36,696	6.22%	May 20, 2020
January 24, 2020	4,815	20,558	4.17%	January 15, 2021
January 31, 2020	5,925	25,297	5.63%	July 29, 2020
February 14, 2020	7,069	31,801	5.59%	August 12, 2020
February 21, 2020	6,531	29,381	5.56%	August 19, 2020
April 16, 2020	10,400	56,441	4.14%	June 16, 2020
April 22, 2020	5,407	29,344	8.60%	August 20, 2020
April 22, 2020	7,711	41,848	5.65%	October 19, 2020
April 22, 2020	6,053	32,850	5.65%	October 19, 2020
April 24, 2020	9,347	50,726	8.52%	August 24, 2020
May 13, 2020	4,571	19,516	7.93%	September 10, 2020
May 20, 2020	5,148	21,979	7.87%	September 17, 2020
May 29, 2020	7,195	39,042	5.12%	November 25, 2020
June 8, 2020	9,638	52,778	4.95%	November 5, 2020
June 8, 2020	7,823	42,839	4.29%	October 6, 2020
June 8, 2020	10,436	57,148	4.95%	November 5, 2020
June 8, 2020	6,990	38,277	4.29%	October 6, 2020
June 8, 2020	7,045	38,578	4.95%	November 5, 2020
June 15, 2020	735	4,025	4.98%	December 14, 2020
June 16, 2020	10,400	56,441	4.29%	October 14, 2020
June 30, 2020	4,335	18,508	4.92%	December 29, 2020
July 15, 2020	6,455	27,560	4.87%	January 11, 2021
July 29, 2020	5,925	25,297	4.85%	January 25, 2021
August 12, 2020	7,069	31,801	4.32%	September 25, 2020
August 14, 2020	3,396	18,581	3.84%	January 8, 2021
August 19, 2020	6,531	29,381	4.30%	October 2, 2020
August 20, 2020	5,407	29,344	7.75%	December 18, 2020
August 24, 2020	9,347	50,726	7.76%	December 22, 2020
September 10, 2020	4,571	19,516	7.75%	January 8, 2021
September 17, 2020	5,148	21,979	7.75%	January 15, 2021
September 25, 2020	7,069	31,801	4.35%	December 15, 2020
October 2, 2020	6,531	29,381	4.36%	December 15, 2020
October 6, 2020	7,823	42,839	2.93%	January 4, 2021
October 6, 2020	6,990	38,277	2.93%	January 4, 2021
October 14, 2020	10,400	56,441	2.92%	January 9, 2021
October 19, 2020	7,711	41,848	4.74%	December 15, 2020
October 19, 2020	6,053	32,850	4.74%	December 15, 2020
November 5, 2020	9,638	52,778	2.92%	February 3, 2021
November 5, 2020	10,436	57,148	2.92%	February 3, 2021
November 5, 2020	7,045	38,578	2.92%	February 3, 2021
November 12, 2020	6,668	35,554	2.91%	February 10, 2021
November 25, 2020	7,195	39,042	4.42%	December 15, 2020
December 14, 2020	735	4,025	4.76%	March 15, 2021
December 15, 2020	6,531	29,381	4.54%	March 15, 2021
December 15, 2020	7,711	41,848	4.54%	March 15, 2021
December 15, 2020	6,053	32,850	4.54%	March 15, 2021
December 15, 2020	7,195	39,042	4.54%	March 15, 2021
December 15, 2020	7,069	31,801	4.54%	March 15, 2021
December 18, 2020	5,407	29,344	7.76%	June 16, 2021
December 22, 2020	9,347	50,726	7.76%	June 21, 2021
December 29, 2020	4,335	18,508	4.78%	March 29, 2021
Total	363,321	1,837,904

Schedule of Secured funding

In August 2020, the Company obtained a bilateral financing from Delta Airlines backed by Smiles shares and other assets totaling US$250 million, corresponding to R$1,367,825 on the funding date.

Date -	Principal		Interest	Date -
Transaction	(US$ thousand)	(R$ thousand)	Rate (p.a.)	Maturity
August 31, 2020	250,000	1,367,825	9.50%	December 30, 2021

Schedule of financing with ex-im bank collateral

In June 2020, the Company, through its subsidiary GLA, made the following fundraising with restricted cash (Note 7) assigned as guarantee:

Date -	Principal		Costs		Interest	Date -
Transaction	(US$ thousand)	(R$ thousand)	(US$ thousand)	(R$ thousand)	Rate (p.a.)	Maturity
June 19, 2020	25,000	129,263	1,003	5,189	Libor 6M + 0.6%	December 23, 2022

Schedule of secured notes

In December 2020, the Company issued Secured Senior Notes maturing in June 2026 and backed by fiduciary sales of certain assets: (i) substantially all the Company's intellectual property, including patents, trademarks, brand names and domains; and (ii) GLA aircraft’s spare parts.

Date -	Principal		Costs		Interest	Date -
Transaction	(US$ thousand)	(R$ thousand)	(US$ thousand)	(R$ thousand)	Rate (p.a.)	Maturity
December 23, 2020	200,000	1,039,340	16,750	86,831	8.00% p.a.	June 30, 2026

Schedule of loan facility

In March 2020, the Company, through its subsidiary GLA, obtained funding with guarantee of the Company’s own engines. Information on such financing is presented below:

Date -	Principal		Costs		Interest	Date -
Transaction	(US$ thousand)	(R$ thousand)	(US$ thousand)	(R$ thousand)	Rate (p.a.)	Maturity
March 20, 2020	12,000	60,847	177	898	Libor 1M + 3.33%	March 20, 2028

Schedule of long term loan and financing

On December 31, 2020, the maturities of loans and financing recorded in non-current liabilities were as follows:

	2022	2023	2024	2025	2025 onwards	Without maturity date	Total
In R$:
Working capital – Lines of credit	7,543	4,752	2,500	2,480	-	-	17,275
Debentures VII	146,170	-	-	-	-	-	146,170
In US$:
Financing with Ex-lm Bank collateral	49,958	-	-	-	-	-	49,958
ESN	-	-	1,896,854	-	-	-	1,896,854
Spare engine facility	23,075	23,075	150,859	-	-	-	197,009
Senior notes 2025	-	-	-	3,340,316	-	-	3,340,316
Secured notes 2026	-	-	-	-	953,802	-	953,802
Loan facility	30,936	31,961	33,039	34,197	103,002	-	233,135
Perpetual bonds	-	-	-	-	-	789,168	789,168
Total	257,682	59,788	2,083,252	3,376,993	1,056,804	789,168	7,623,687

Schedule of fair value of debt

The fair value of loans and financing as of December 31, 2020, is as follows:

	Book value (*)	Fair value
Debentures	587,088	591,666
Secured funding	484,113	484,113
ESN	1,934,814	1,948,441
Perpetual bonds, Senior notes and Secured notes	5,200,177	4,903,902
Other loans and financing	1,770,774	1,770,774
Total	9,976,966	9,698,896

(*) Net Total of Funding Costs.